State Street SPDR SP Oil and Gas Exploration and Production ETF Expense Example - State Street SPDR SP Oil and Gas Exploration and Production ETF - State Street SPDR SP Oil and Gas Exploration and Production ETF
Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443